MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure Of Basis Of Preparation [Abstract]
Revenue Recognition [Policy Text Block]

(a) Revenue Recognition

Under IFRS 15, Revenue from Contracts with Customers, revenue is recognized when a customer obtains control of the goods or services, and the Company has satisfied its performance obligations. Determining the timing of the transfer of control, whether at a point in time or over time, requires judgment. Cash received in advance of meeting these conditions is recorded as advance payments on product sales. In the case of Gibraltar's copper concentrate, control is generally transferred upon shipment of the product, as the product is placed over the ship's rails or, under certain circumstances, upon delivery to the concentrate shed at the shipping port.

Under the terms of the Company's concentrate sales contracts, the final sales amount is based on final assay results and quoted market prices, which may occur in a period subsequent to the date of sale. Revenues for these sales, net of treatment and refining charges, are recorded when the customer obtains control of the concentrate, based on an estimate of metal contained using initial assay results and forward market prices for the expected date that final sales prices will be fixed. The period between provisional pricing and final settlement can be up to four months. This settlement receivable is recorded at fair value each reporting period by reference to forward market prices until the date of final pricing, with changes in fair value recorded as an adjustment to revenue.

Cash and equivalents [Policy Text Block]

(b) Cash and equivalents

Cash and equivalents consist of cash and highly liquid investments with terms of three months or less from the date of acquisition that are readily convertible to known amounts of cash. Cash and equivalents exclude cash subject to restrictions.

Financial Instruments [Policy Text Block]

(c) Financial Instruments

Financial assets and liabilities are recognized on the balance sheet when the Company becomes a party to the contractual provisions of the instrument. The classification of financial instruments dictates how these assets and liabilities are subsequently measured in the Company's consolidated financial statements.

A financial asset is classified as measured at fair value and subsequently at either: amortized cost; Fair Value through Other Comprehensive Income (FVOCI); or Fair Value through Profit or Loss (FVPL).

The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics.

A financial asset is measured at amortized cost if: (i) it is held within a business model whose objective is to hold assets to collect contractual cash flows; (ii) its contractual terms give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding; and (iii) it is not designated as FVPL. This category of financial assets is subsequently measured at amortized cost using the effective interest method and reduced by impairment losses. Interest income, foreign exchange gains and losses, and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in OCI. This election is made on an investment-by- investment basis. Equity investments measured at FVOCI are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

All financial assets not classified as measured at amortized cost or FVOCI, as described above, are measured at FVPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset as FVPL if doing so significantly reduces an accounting mismatch that would otherwise arise. Financial assets classified as FVPL are subsequently measured at fair value, with net gains and losses, including any interest or dividend income, recognized in profit or loss.

Financial Assets at Amortized Cost

Financial assets at amortized cost are recorded at amortized cost using the effective interest method, except for short-term receivables where the recognition of interest would be immaterial. Accounts receivable are assessed for evidence of impairment at each reporting date, with any impairment recognized in profit or loss for the period. Financial assets in this category include cash and cash equivalents and accounts receivable.

Financial Assets at Fair Value Through Other Comprehensive Income (FVOCI) and Profit or Loss (FVPL)

Marketable securities, investment in subscription receipts and reclamation deposits are designated as FVOCI and recorded at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

All financial assets not classified as measured at amortized cost or FVOCI are measured at fair value through profit or loss. Derivative financial instruments that are not designated and effective as hedging instruments are classified as FVPL. Derivatives embedded in non-derivative contracts that have more than nominal value, are recognized separately, unless they are closely related to it's host contract. Financial instruments classified as FVPL are stated at fair value, with any changes in fair value recognized in profit or loss for the period. Financial assets in this category include derivative financial instruments that the Company acquires to manage exposure to commodity price fluctuations. These instruments are non-hedge derivative instruments.

Financial Liabilities

Financial liabilities are initially recorded at fair value, net of transaction costs, and are subsequently measured at amortized cost using the effective interest method. The Company has accounted for accounts payable, accrued liabilities, long-term debt, and the Florence royalty obligation under this method, which is amortized cost. In addition, certain financial liabilities are measured at FVPL when designated upon initial recognition or held for trading purposes, with changes in fair value recognized in the income statement. The contingent performance payments under the Cariboo consideration payables and the Florence Copper Stream are measured at FVPL.

Fair Value Measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value, based on the reliability of the inputs used to estimate the fair values.

Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Exploration and Evaluation and Development Costs [Policy Text Block]

(d) Exploration and Evaluation and Development Costs

Exploration and evaluation expenditures relate to the initial search for a mineral deposit and the subsequent evaluation to determine the economic potential of the mineral deposit. The exploration and evaluation stage commences when the Company obtains the legal right or license to begin exploration. Exploration and evaluation expenditures are recognized in profit or loss in the period in which they are incurred.

Capitalization of development costs as mineral property, plant and equipment commences once the technical feasibility and commercial viability of the extraction of mineral reserves and resources associated with the Company's evaluation properties are established, and management has made a decision to proceed with development.

Inventories [Policy Text Block]

(e) Inventories

Inventories are valued at the lower of cost and net realizable value. Cost is determined on a weighted average basis and includes direct labour and materials; non-capitalized stripping costs; depreciation and amortization; freight; and overhead costs. Oxide ore inventory is considered a co-product and is recorded at cost, excluding any allocation of the cost of waste material, which is solely allocated to sulphide ore and capitalized stripping. Net realizable value is determined with reference to relevant market prices, less applicable variable selling costs and estimated remaining costs of completion to bring the inventories into saleable form.

Ore stockpiles represent stockpiled ore that has not yet completed the production process and is not yet in a saleable form. Finished goods inventories represent metals in saleable form that have not yet been sold. Materials and supplies inventories represent consumables used in the production process, as well as spare parts and other maintenance supplies that are not classified as capital items.

The quantity of recoverable metal in stockpiled ore and in the processing circuits is an estimate based on the tons of ore added and removed, expected grade, and recovery. The quantity of recoverable metal in concentrate is an estimate using initial assay results.

Property, Plant and Equipment Land, Buildings, Plant and Equipment [Policy Text Block]

(f) Property, Plant and Equipment Land, Buildings, Plant and Equipment

Land, buildings, plant and equipment are recorded at cost, including all expenditures incurred to prepare an asset for its intended use.

Repairs and maintenance costs are expensed as incurred, except when these repairs significantly extend the life of an asset or result in an operating improvement. In these instances, the portion of these repairs relating to the betterment is capitalized as part of plant and equipment.

Depreciation is based on the cost of the asset less residual value. Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items and depreciated separately. Depreciation commences when an asset is available for use. Estimates of remaining useful lives and residual values are reviewed annually. Changes in estimates are accounted for prospectively.

The depreciation rates for the major asset categories are as follows:

Land	Not depreciated

Buildings	Straight-line basis over 10-25 years

Plant and equipment	Units-of-production basis

Mining Equipment[1]	Straight-line basis over 5-20 years

Light vehicles and other mobile equipment	Straight-line basis over 2-5 years

Furniture, computer and office equipment	Straight-line basis over 2-3 years

1 Where appropriate, the Company may designate certain equipment as depreciable on a units-of-production basis.

Mineral Properties

Mineral properties consist of the costs of acquiring, permitting, and developing mineral properties. Once in production, mineral properties are amortized on a units-of-production basis over the component of the ore body to which the capitalized costs relate.

Property acquisition costs arise either from an individual asset purchase or as part of a business combination and may represent a combination of proven and probable reserves, resources, or future exploration potential. When management has not determined that the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the entire amount is considered property acquisition costs and not amortized. When such property moves into development, the property acquisition cost asset is transferred to mineral properties within property, plant, and equipment.

Mineral property development costs include stripping costs incurred to provide initial access to the ore body; stripping costs incurred during production that generate a future economic benefit by increasing the productive capacity, extending the productive life of the mine, or allowing access to a mineable reserve; capitalized project development costs; and capitalized interest.

Construction in Progress

Construction in progress includes the purchase price and any costs directly attributable to bringing the asset to the location and condition necessary for its intended use. It also includes advances on long-lead items. Construction in progress is not depreciated. Once the asset is complete and available for use, the costs of construction are transferred to the appropriate category of property, plant and equipment, and depreciation commences.

Capitalized Interest

Interest is capitalized for qualifying assets. Qualifying assets are those that require a substantial period of time to prepare for their intended use. Capitalization ceases when the asset is substantially complete or if construction is interrupted for an extended period. When the funds used to finance a project form part of general borrowings, the amount capitalized is calculated using a weighted average of rates applicable to the Company's relevant general borrowings during the period.

Leased Assets and Liabilities

The Company assesses whether a contract is a lease or contains a lease at the inception of the contract. The Company recognizes a right-of-use asset ("ROU asset") and a corresponding lease liability with respect to all lease arrangements in which it is the lessee at the commencement of the lease, except for short-term and low-value leases, which are recognized on a straight-line basis over the lease term.

The ROU asset is initially measured based on the present value of lease payments, lease payments made at or before the commencement date, and any initial direct costs. It is subsequently measured at cost less accumulated depreciation and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset and is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments less any lease incentives and any variable lease payments where variability depends on an index or rate. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the cost of the option is included in the lease payments.

ROU assets are included in property, plant and equipment (Note 14), and the lease liability is included in debt in the consolidated balance sheet (Note 17).

Impairment

The carrying amounts of the Company's non-financial assets are reviewed for impairment whenever circumstances suggest that the carrying value may not be recoverable. If such an indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment, if any. These assessments require the use of estimates and assumptions, such as long-term commodity prices, discount rates, future capital requirements, exploration potential, and operating performance.

The recoverable amount of an asset or cash-generating unit ("CGU") is the higher of fair value less costs of disposal and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm's-length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows largely independent of the cash flows of other assets or CGUs. If the recoverable amount of an asset or its related CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount, and the impairment loss is recognized in profit or loss for the period.

Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not to an amount that exceeds the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

The carrying amount of the CGU to which goodwill has been allocated is tested annually for impairment, or when there is an indication that the goodwill may be impaired. Any goodwill impairment is recognized as an expense in profit or loss. If there is a recovery in the value of a CGU, any impairment of goodwill previously recorded is not subsequently reversed.

Income Taxes [Policy Text Block]

(g) Income Taxes

Income tax on earnings for the periods presented comprises current and deferred tax. Income tax is recognized in earnings, except to the extent that it relates to items recognized directly in equity or other comprehensive income. Income tax is calculated using tax rates that are enacted or substantively enacted at the reporting date, applicable to the period of expected realization or settlement.

Current tax expense is the expected tax payable on taxable income for the year, adjusted for amendments to tax payable related to previous years.

Deferred tax is determined using the balance sheet liability method, which provides for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases. The following temporary differences are not provided for: the initial recognition of assets or liabilities acquired (other than in a business combination) that affect neither accounting nor taxable profit on acquisition; and differences related to investments in subsidiaries, associates, and joint ventures, to the extent that they are not expected to reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amounts of assets and liabilities. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Share-based Compensation [Policy Text Block]

(h) Share-based Compensation

The fair-value method is used for the Company's share-based payment transactions. Under this method, the cost of share options and equity-settled performance share units is recorded based on their estimated fair value at the grant date, including an estimate of the forfeiture rate. The fair value of the share options and performance share units is expensed on a graded amortization basis over the vesting period of the awards, with a corresponding increase in equity.

Share-based compensation expense related to cash-settled awards, including deferred share units, is recognized based on the quoted market value of the Company's common shares on the date of grant. The related liability is re-measured to fair value each reporting period to reflect changes in the market value of the Company's common shares, with changes in fair value recorded in profit or loss.

Provisions [Policy Text Block]

(i) Provisions

Environmental Rehabilitation

The Company records the present value of estimated costs for legal and constructive obligations required to retire an asset in the period in which the obligation occurs. Environmental rehabilitation activities include facility decommissioning and dismantling, removal and treatment of waste materials (including water treatment), site and land rehabilitation (including compliance with and monitoring of environmental regulations), and other related costs necessary to perform this work or operate equipment designed to reduce or eliminate environmental effects.

The provision for environmental rehabilitation ("PER") is adjusted each period for new disturbances, changes in regulatory requirements, the estimated amount of future cash flows required to settle the liability, the timing of such cash flows, and the pre-tax risk-free discount rate specific to the liability. The unwinding of the discount is recognized in profit or loss as a finance cost.

When a PER is initially recognized, the corresponding cost is capitalized, increasing the carrying amount of the related asset, and amortized to profit or loss on a unit-of-production basis. Costs are capitalized only to the extent that the amount meets the definition of an asset and represents future economic benefits to the operation.

Significant estimates and assumptions are made in determining the provision for environmental rehabilitation, as various factors affect the ultimate liability. These factors include the extent and cost of rehabilitation activities, the timing of future cash flows, changes in discount rates, inflation rates, and regulatory requirements.

Other Provisions

Other provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event, and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation. When the effect is material, the provision is discounted using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The accretion expense is included in finance expense.

Finance Income and Expenses [Policy Text Block]

(j) Finance Income and Expenses

Finance income comprises interest income on funds invested, gains on the disposal of marketable securities, and changes in the fair value of derivatives included in cash and equivalents and marketable securities. Interest income is recognized as it accrues in profit or loss, using the effective interest method. Finance expenses comprise interest expense on borrowings, unwinding of the discount on provisions, the finance component on deferred revenue, losses on the disposal of marketable securities, changes in the fair value of derivatives included in cash and cash equivalents and marketable securities, and impairment losses recognized on financial assets. Borrowing costs that are not directly attributable to the acquisition, construction, or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Earnings (Loss) per Share [Policy Text Block]

(k) Earnings (Loss) per Share

The Company calculates basic and diluted earnings (loss) per share for its common shares by dividing the earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated by adjusting the earnings attributable to common shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential common shares, such as warrants and share options. No dilution is recognized when the Company reports a loss.

Interests in Joint Arrangements [Policy Text Block]

(l) Interests in Joint Arrangements

IFRS defines a joint arrangement as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require the unanimous consent of the parties sharing control.

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. In relation to its interests in joint operations, the Company recognizes its:

• Assets, including its share of any assets held jointly;

• Liabilities, including its share of any liabilities incurred jointly;

• Revenue from the sale of its share of the output arising from the joint operation; and

• Expenses, including its share of any expenses incurred jointly.

The Company applied IFRS on joint arrangements to reflect its 87.5% beneficial interest in Gibraltar mine for the financial results of the Company before March 15, 2024. Subsequently, financial results of the Company reflect its 100% beneficial interest.

New Accounting Standards and Interpretations issued [Policy Text Block]

2.5 New Accounting Standards and Interpretations issued

Several new accounting standards, amendments to existing standards and interpretations have been published by the IASB. Management anticipates that all relevant pronouncements will be adopted for the first period beginning on or after the effective date of the new standard.

New standards, amendments and pronouncements that became effective for the period, but did not have a material impact on the Company's audited consolidated financial statements, have not been disclosed. The Company adopted amendments to IAS 1, Presentation of Financial Statements and IAS 1, Presentation of Financial Statements, effective January 1, 2023 and January 1, 2024 respectively. Amendments to IAS 1, Presentation of Financial Statements required the disclosure of "material" rather than "significant" accounting policies. Amendments to IAS 1, Presentation of Financial Statements, clarifies that the classification of liabilities as current or non-current depends on the rights existing at the end of the reporting period as opposed to the expectations of exercising the right for settlement of the liability. These amendments did not change the Company's accounting policies.

New Accounting Standards Issued but not Effective [Policy Text Block]

2.6 New Accounting Standards Issued but not Effective

In May 2024, the IASB issued 'Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)'. The amendments clarify the date of recognition and derecognition of some financial assets and financial liabilities, with a new exception that permits companies to elect to derecognize certain financial liabilities settled via electronic payment systems earlier than the settlement date. It also clarifies guidance on assessing whether a financial asset meets the solely payments of principal and interest criterion, it adds new disclosures for certain instruments with contractual terms that can change cash flows and updates the disclosures for equity instruments designated at fair value through other comprehensive income. The amendments apply for annual reporting periods beginning on or after January 1, 2026, and are applied retrospectively. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.

In April 2024, the IASB published its new standard IFRS 18 'Presentation and Disclosures in Financial Statements' that will replace IAS 1 'Presentation of Financial Statements' which sets out presentation and base disclosure requirements for financial statements. The changes, which mostly affect the statement of comprehensive income, include the introduction of categories and defined subtotals to allow better comparison between entities. Along with the introduction of requirements to improve aggregation and disaggregation of line items presented on the primary financial statements, that aim at additional relevant information and ensure that material information is not obscured. Companies will also have to disclose information on Management-defined Performance Measures in the notes to the financial statements. The amendments apply for annual reporting periods beginning on or after January 1, 2027, and are applied retrospectively. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.